Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue [abstract]
Schedule of revenue
	Six-month	Six-month
	period ended	period ended
	30 June	30 June
	2020	2019
	USD	USD
Revenue recognised under IFRS 16
Fixed consideration – leasing component	4,565,292	8,423,241

Revenue recognised under IFRS 15
Fixed consideration – service component	7,551,956	3,556,479
Ancillary services	10,776,627	10,062,967

	18,328,583	13,619,446

Total revenue	22,893,875	22,042,687

	2019	2018	2017
	USD	USD	USD
Revenue recognised under IFRS 16
Fixed consideration – leasing component	16,846,481	14,586,315	62,995

Revenue recognised under IFRS 15
Fixed consideration – service component	7,112,959	6,158,667	26,598
Ancillary services	20,125,934	15,094,286	-

	27,238,893	21,252,953	26,598

Total revenue	44,085,374	35,839,268	89,593

Schedule of operating lease commitments
	Six-month period ended	Six-month period ended
	30 June 2020	30 June 2019
Within one year	17,509,440	23,959,440
After one year but not more than 5 years	49,915,500	59,898,600

	67,424,940	83,858,040

	2019	2018	2017
	USD	USD	USD
Within one year	23,959,440	23,959,440	23,869,847
After one year but not more than 5 years	61,895,220	71,878,320	95,837,760

	85,854,660	95,837,760	119,707,607